Impairment of intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Allocation of Goodwill	The allocation of goodwill as of December 31, 2017 is shown below:

(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total Sanofi
Goodwill	32,437	6,525	1,302	40,264